Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable — trade	₩ 2,188,893	₩ 2,230,979
Short-term loans	97,464	66,123
Accounts receivable — other	979,044	903,509
Accrued income	3,252	3,811
Guarantee deposits (Other current assets)	112,733	145,039
Trade and other receivables, current	3,381,386	3,349,461
Long-term loans	40,233	33,760
Long-term accounts receivable — other	332,803	351,663
Guarantee deposits	172,474	164,652
Long-term accounts receivable — trade (Other non-current assets)	25,460	16,916
Trade and other receivables, noncurrent	570,970	566,991
Trade and other receivables	3,952,356	3,916,452
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	2,453,149	2,480,419
Short-term loans	98,366	66,706
Accounts receivable — other	1,034,119	951,888
Accrued income	3,418	3,977
Guarantee deposits (Other current assets)	112,733	145,039
Trade and other receivables, current	3,701,785	3,648,029
Long-term loans	84,355	81,231
Long-term accounts receivable — other	332,803	351,663
Guarantee deposits	172,774	164,951
Long-term accounts receivable — trade (Other non-current assets)	25,702	16,977
Trade and other receivables, noncurrent	615,634	614,822
Trade and other receivables	4,317,419	4,262,851
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable — trade	(264,256)	(249,440)
Short-term loans	(902)	(583)
Accounts receivable — other	(55,075)	(48,379)
Accrued income	(166)	(166)
Guarantee deposits (Other current assets)	0
Trade and other receivables, current	(320,399)	(298,568)
Long-term loans	(44,122)	(47,471)
Long-term accounts receivable — other	0
Guarantee deposits	(300)	(299)
Long-term accounts receivable — trade (Other non-current assets)	(242)	(61)
Trade and other receivables, noncurrent	(44,664)	(47,831)
Trade and other receivables	₩ (365,063)	₩ (346,399)